Summary of significant accounting policies (Details 3)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018		Jun. 30, 2017
IRSA's direct interest [Member] | IRSA CP [Member]
Disclosure of associates [line items]
Country	[1]	Argentina
Main activity	[1]	Real estate
% of ownership interest held by the Group	[1]	82.35%	86.34%		94.61%
IRSA's direct interest [Member] | E-Commerce Latina S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA's direct interest [Member] | Efanur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA's direct interest [Member] | Hoteles Argentinos S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		100.00%	80.00%		80.00%
IRSA's direct interest [Member] | Inversora Bolivar S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA's direct interest [Member] | Llao Llao Resorts S.A. [Member]
Disclosure of associates [line items]
Country	[2]	Argentina
Main activity	[2]	Hotel
% of ownership interest held by the Group	[2]	50.00%	50.00%		50.00%
IRSA's direct interest [Member] | Nuevas Fronteras S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Hotel
% of ownership interest held by the Group		76.34%	76.34%		76.34%
IRSA's direct interest [Member] | Palermo Invest S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA's direct interest [Member] | Ritelco S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA's direct interest [Member] | Tyrus S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA's direct interest [Member] | U.T. IRSA y Galerias Pacifico [Member]
Disclosure of associates [line items]
Country	[2]	Argentina
Main activity	[2]	Investment
% of ownership interest held by the Group	[2]	50.00%	50.00%		50.00%
IRSA CP's direct interest [Member] | Arcos del Gourmet S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		90.00%	90.00%		90.00%
IRSA CP's direct interest [Member] | Emprendimiento Recoleta S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		53.68%	53.68%		53.68%
IRSA CP's direct interest [Member] | Fibesa S.A. [Member]
Disclosure of associates [line items]
Country	[3]	Argentina
Main activity	[3]	Real estate
% of ownership interest held by the Group	[3]	100.00%	100.00%		100.00%
IRSA CP's direct interest [Member] | Panamerican Mall S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		80.00%	80.00%		80.00%
IRSA CP's direct interest [Member] | Shopping Neuquen S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		99.95%	99.92%		99.92%
IRSA CP's direct interest [Member] | Torodur S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IRSA CP's direct interest [Member] | EHSA [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Investment
% of ownership interest held by the Group		70.00%	70.00%		70.00%
IRSA CP's direct interest [Member] | Centro de Entretenimiento La Plata [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%	[4]
IRSA CP's direct interest [Member] | Pareto S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		design and software development
% of ownership interest held by the Group		69.69%
IRSA CP's direct interest [Member] | La Malteria [Member]
Disclosure of associates [line items]
Country		Argentina
Main activity		Real estate
% of ownership interest held by the Group		100.00%
Tyrus S.A.'s direct interest [Member] | DFL and DN BV [Member]
Disclosure of associates [line items]
Country		Bermudas / Netherlands
Main activity		Investment
% of ownership interest held by the Group		96.46%	91.57%		91.57%
Tyrus S.A.'s direct interest [Member] | I Madison LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group					100.00%
Tyrus S.A.'s direct interest [Member] | IRSA Development LP [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group					100.00%
Tyrus S.A.'s direct interest [Member] | IRSA International LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
Tyrus S.A.'s direct interest [Member] | Jiwin S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
Tyrus S.A.'s direct interest [Member] | Liveck S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
Tyrus S.A.'s direct interest [Member] | Real Estate Investment Group IV LP (REIG IV) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group					100.00%
Tyrus S.A.'s direct interest [Member] | Real Estate Investment Group V LP (REIG V) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
Tyrus S.A.'s direct interest [Member] | Real Estate Strategies LLC [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
Efanur S.A.'s direct interest [Member] | Real Estate Investment Group VII LP (REIG VII) [Member]
Disclosure of associates [line items]
Country		Bermudas
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%
DFL's and DN BV's direct interest [Member] | IDB Development Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		68.28%
DFL's and DN BV's direct interest [Member] | Dolphin IL Investment Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%
DIL's direct interest [Member] | Discount Investment Corporation Ltd. [Member]
Disclosure of associates [line items]
Country	[5]	Israel
Main activity	[5]	Investment
% of ownership interest held by the Group	[5]	83.77%	76.57%		77.25%
IDBD's direct interest [Member] | IDB Tourism (2009) Ltd [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Tourism services
% of ownership interest held by the Group		100.00%	100.00%		100.00%
IDBD's direct interest [Member] | IDB Group Investment Inc [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		100.00%	100.00%		100.00%
DIC's direct interest [Member] | Property & Building Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		68.80%	64.40%		64.40%
DIC's direct interest [Member] | Shufersal Ltd. [Member]
Disclosure of associates [line items]
Country	[1]	Israel
Main activity	[1]	Retail
% of ownership interest held by the Group	[1]				54.19%
DIC's direct interest [Member] | Cellcom Israel Ltd. [Member]
Disclosure of associates [line items]
Country	[6]	Israel
Main activity	[6]	Telecommunications
% of ownership interest held by the Group	[6]	44.10%	43.14%		42.26%
DIC's direct interest [Member] | Elron Electronic Industries Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		61.06%	50.30%		50.30%
DIC's direct interest [Member] | Bartan Holdings and Investments Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		55.68%	55.68%		55.68%
DIC's direct interest [Member] | Epsilon Investment House Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Investment
% of ownership interest held by the Group		68.75%	68.75%		68.75%
PBC's direct interest [Member] | Gav-Yam Bayside Land Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		51.70%	51.70%		55.01%
PBC's direct interest [Member] | Ispro The Israeli Properties Rental Corporation Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%		100.00%
PBC's direct interest [Member] | Matam - Scientific Industries Center Haifa Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		50.10%	50.10%		50.10%
PBC's direct interest [Member] | Hadarim Properties Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%		100.00%
PBC's direct interest [Member] | Property & Building (Commercial Centers) Ltd. [Member]
Disclosure of associates [line items]
Country		Israel
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%		100.00%
PBC's direct interest [Member] | PBC USA Investments Inc [Member]
Disclosure of associates [line items]
Country		USA
Main activity		Real estate
% of ownership interest held by the Group		100.00%	100.00%		100.00%

[1]	Control was lost in June 30, 2018. See Note 4.I.
[2]	The Group has consolidated the investment in Llao Llao Resorts S.A. and UT IRSA and Galerias Pacifico considering its equity interest and a shareholder agreement that confers it majority of votes in the decision making process.
[3]	Includes interest held through Ritelco S.A. and Torodur S.A..
[4]	Corresponds to acquisitions and constitutions of new entities considered not material as a whole.
[5]	Includes Tyrus's equity interest.
[6]	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes (47.2%) vis-a-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.